                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------



        NUMBER OF
         SHARES                                                                                                       VALUE
--------------------------                                                                                     ---------------------

                              COMMON STOCKS (56.2%)
                              Aerospace & Defense (1.2%)
                   17,370     Northrop Grumman Corp.                                                         $              959,693
                   23,770     Raytheon Co.                                                                                  929,882
                                                                                                               ---------------------
                                                                                                                          1,889,575
                                                                                                               ---------------------
                              Beverages: Non-Alcoholic (0.9%)
                   31,950     Coca-Cola Co. (The)                                                                         1,333,913
                                                                                                               ---------------------

                              Biotechnology (0.5%)
                   22,900     Chiron Corp. *                                                                                798,981
                                                                                                               ---------------------

                              Broadcasting (1.1%)
                   53,150     Clear Channel Communications, Inc.                                                          1,643,930
                                                                                                               ---------------------

                              Casino/Gaming (0.0%)
                    4,685     Fitzgeralds Gaming Corp. *+(a)                                                                      0
                                                                                                               ---------------------

                              Chemicals: Major Diversified (2.3%)
                   74,680     Bayer AG (ADR) (Germany)                                                                    2,485,350
                   19,960     Dow Chemical Co. (The)                                                                        888,819
                    7,618     Lanxess (Germany) *                                                                           170,424
                                                                                                               ---------------------
                                                                                                                          3,544,593
                                                                                                               ---------------------
                              Computer Processing Hardware (0.8%)
                   52,300     Hewlett-Packard Co.                                                                         1,229,573
                                                                                                               ---------------------

                              Department Stores (0.7%)
                   18,500     Kohl's Corp. *                                                                              1,034,335
                                                                                                               ---------------------

                              Discount Stores (1.3%)
                   11,390     Target Corp.                                                                                  619,730
                   29,800     Wal-Mart Stores, Inc.                                                                       1,436,360
                                                                                                               ---------------------
                                                                                                                          2,056,090
                                                                                                               ---------------------
                              Electric Utilities (2.2%)
                   21,100     American Electric Power Co., Inc.                                                             777,957
                   12,540     Entergy Corp.                                                                                 947,397
                   13,850     Exelon Corp.                                                                                  710,921
                   19,860     FirstEnergy Corp.                                                                             955,465
                                                                                                               ---------------------
                                                                                                                          3,391,740
                                                                                                               ---------------------
                              Finance/Rental/Leasing (1.2%)
                   24,610     Freddie Mac                                                                                 1,605,310
                   10,800     MBNA Corp.                                                                                    282,528
                                                                                                               ---------------------
                                                                                                                          1,887,838
                                                                                                               ---------------------
                              Financial Conglomerates (4.2%)
                   45,793     Citigroup, Inc.                                                                             2,117,010
                   69,838     JPMorgan Chase & Co.                                                                        2,466,678
                   17,470     Prudential Financial, Inc.                                                                  1,147,080
                   14,200     State Street Corp.                                                                            685,150
                                                                                                               ---------------------
                                                                                                                          6,415,918
                                                                                                               ---------------------
                              Financial Publishing/Services (0.3%)
                   13,030     Equifax, Inc.                                                                                 465,301
                                                                                                               ---------------------

                              Food: Major Diversified (1.7%)
                   20,120     Kraft Foods Inc. (Class A)                                                                    640,017
                   29,350     Unilever N.V. (NY Registered Shares) (Netherlands)                                          1,902,761
                                                                                                               ---------------------
                                                                                                                          2,542,778
                                                                                                               ---------------------
                              Food: Specialty/Candy (0.5%)
                   21,600     Cadbury Schweppes PLC (ADR) (United Kingdom)                                                  827,928
                                                                                                               ---------------------

                                        2

                              Hotels/Resorts/Cruiselines (0.3%)
                    6,890     Marriott International, Inc. (Class A)                                                        470,036
                                                                                                               ---------------------

                              Household/Personal Care (0.6%)
                   13,650     Kimberly-Clark Corp.                                                                          854,354
                                                                                                               ---------------------

                              Industrial Conglomerates (2.4%)
                   52,760     General Electric Co.                                                                        1,828,134
                    9,038     Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                   644,861
                   16,600     Siemens AG (ADR) (Germany)                                                                  1,205,990
                                                                                                               ---------------------
                                                                                                                          3,678,985
                                                                                                               ---------------------
                              Industrial Machinery (0.2%)
                    5,230     Parker Hannifin Corp.                                                                         324,312
                                                                                                               ---------------------

                              Integrated Oil (4.1%)
                   26,850     BP PLC (ADR) (United Kingdom)                                                               1,674,903
                   27,166     ConocoPhillips                                                                              1,561,773
                   21,080     Exxon Mobil Corp.                                                                           1,211,468
                   27,890     Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                              1,810,061
                                                                                                               ---------------------
                                                                                                                          6,258,205
                                                                                                               ---------------------
                              Investment Banks/Brokers (3.1%)
                    3,650     Goldman Sachs Group Inc. (The)                                                                372,373
                   15,650     Lehman Brothers Holdings Inc.                                                               1,553,732
                   32,900     Merrill Lynch & Co., Inc.                                                                   1,809,829
                   83,300     Schwab (Charles) Corp. (The)                                                                  939,624
                                                                                                               ---------------------
                                                                                                                          4,675,558
                                                                                                               ---------------------
                              Life/Health Insurance (0.2%)
                   23,400     Aegon N.V. (ARS) (Netherlands)                                                                301,158
                                                                                                               ---------------------

                              Major Banks (1.3%)
                   27,680     Bank of America Corp.                                                                       1,262,485
                   11,890     PNC Financial Services Group                                                                  647,529
                                                                                                               ---------------------
                                                                                                                          1,910,014
                                                                                                               ---------------------
                              Major Telecommunications (1.9%)
                   28,600     France Telecom S.A. (ADR) (France)                                                            833,404
                   30,110     Sprint Corp.                                                                                  755,460
                   37,010     Verizon Communications Inc.                                                                 1,278,696
                                                                                                               ---------------------
                                                                                                                          2,867,560
                                                                                                               ---------------------
                              Managed Health Care (1.1%)
                   15,400     CIGNA Corp.                                                                                 1,648,262
                                                                                                               ---------------------

                              Media Conglomerates (2.9%)
                   55,420     Disney (Walt) Co. (The)                                                                     1,395,476
                  124,820     Time Warner, Inc. *                                                                         2,085,742
                   28,200     Viacom Inc. (Class B) (Non-Voting)                                                            902,964
                                                                                                               ---------------------
                                                                                                                          4,384,182
                                                                                                               ---------------------
                              Medical Specialties (1.0%)
                   10,600     Applera Corp. - Applied Biosystems Group                                                      208,502
                   16,090     Bausch & Lomb, Inc.                                                                         1,335,470
                                                                                                               ---------------------
                                                                                                                          1,543,972
                                                                                                               ---------------------
                              Motor Vehicles (0.7%)
                   43,192     Honda Motor Co., Ltd. (ADR) (Japan)                                                         1,062,955
                                                                                                               ---------------------

                              Multi-Line Insurance (0.5%)
                    9,290     Hartford Financial Services Group, Inc. (The)                                                 694,706
                                                                                                               ---------------------

                              Oil & Gas Pipelines (0.7%)
                   55,000     Williams Companies, Inc. (The)                                                              1,045,000
                                                                                                               ---------------------

                              Oil Refining/Marketing (0.8%)
                   16,240     Valero Energy Corp.                                                                         1,284,746
                                                                                                               ---------------------

                              Oilfield Services/Equipment (1.2%)
                   24,010     Schlumberger Ltd. (Netherlands Antilles)                                                    1,823,319
                                                                                                               ---------------------

                                        3

                              Packaged Software (0.8%)
                   53,000     Symantec Corp. *                                                                            1,152,220
                                                                                                               ---------------------

                              Pharmaceuticals: Major (7.0%)
                  103,890     Bristol-Myers Squibb Co.                                                                    2,595,172
                   16,200     GlaxoSmithKline PLC (ADR) (United Kingdom)                                                    785,862
                   22,000     Lilly (Eli) & Co.                                                                           1,225,620
                   31,020     Roche Holdings Ltd. (ADR) (Switzerland)                                                     1,954,260
                   25,360     Sanofi-Aventis (ADR) (France)                                                               1,039,506
                   94,470     Schering-Plough Corp.                                                                       1,800,598
                   29,340     Wyeth                                                                                       1,305,630
                                                                                                               ---------------------
                                                                                                                         10,706,648
                                                                                                               ---------------------
                              Precious Metals (0.7%)
                   29,000     Newmont Mining Corp.                                                                        1,131,870
                                                                                                               ---------------------

                              Property - Casualty Insurers (2.0%)
                   20,710     Chubb Corp. (The)                                                                           1,772,983
                   33,470     St. Paul Travelers Companies, Inc. (The)                                                    1,323,069
                                                                                                               ---------------------
                                                                                                                          3,096,052
                                                                                                               ---------------------
                              Railroads (0.3%)
                   14,650     Norfolk Southern Corp.                                                                        453,564
                                                                                                               ---------------------

                              Restaurants (0.3%)
                   14,240     McDonald's Corp.                                                                              395,160
                                                                                                               ---------------------

                              Semiconductors (1.2%)
                   40,250     Intel Corp.                                                                                 1,048,915
                   72,300     Micron Technology, Inc. *                                                                     738,183
                                                                                                               ---------------------
                                                                                                                          1,787,098
                                                                                                               ---------------------
                              Telecommunication Equipment (0.9%)
                   73,317     Motorola, Inc.                                                                              1,338,769
                                                                                                               ---------------------

                              Tobacco (0.5%)
                   12,740     Altria Group, Inc.                                                                            823,768
                                                                                                               ---------------------

                              Wireless Telecommunications (0.6%)
                   28,100     Nextel Communications, Inc. (Class A) *                                                       907,911
                                                                                                               ---------------------

                              TOTAL COMMON STOCKS
                                (Cost $73,597,300)                                                                       85,682,877
                                                                                                               ---------------------



        PRINCIPAL
        AMOUNT IN                                                               COUPON           MATURITY
        THOUSANDS                                                                RATE              DATE                 VALUE
--------------------------                                                   -------------     --------------    ---------------------

                              CONVERTIBLE BONDS (13.9%)
                              Airlines (1.6%)
                    2,800     Continental Airlines Inc.                          4.50            02/01/07                   2,422,000
                                                                                                                 ---------------------

                              Biotechnology (1.5%)
                    1,800     Invitrogen Inc.                                    2.00            08/01/23                   2,371,500
                                                                                                                 ---------------------

                              Cable/Satellite TV (1.3%)
                    2,000     Echostar Communications Corp.                      5.75            05/15/08                   1,995,000
                                                                                                                 ---------------------

                              Electric Utilities (0.6%)
                      297     PG&E Corp.                                         9.50            06/30/10                     877,635
                                                                                                                 ---------------------

                              Electronic Components (0.6%)
                    1,000     SCI Systems, Inc.                                  3.00            03/15/07                     945,000
                                                                                                                 ---------------------

                                        4

                              Electronic Equipment/Instruments (0.3%)
                      436     Agilent Technologies, Inc.                         3.00  ++         12/01/21                     432,185
                                                                                                                 ---------------------

                              Electronic Production Equipment (1.1%)
                    1,900     Veeco Instruments, Inc.                            4.125           12/21/08                   1,707,625
                                                                                                                 ---------------------

                              Hotels/Resorts/Cruiselines (1.6%)
                    2,000     Hilton Hotels Corp. - 144A**                       3.375           04/15/23                   2,417,500
                                                                                                                 ---------------------

                              Household/Personal Care (1.7%)
                    2,000     Church & Dwight Co., Inc. - 144A**                 5.25            08/15/33                   2,657,500
                                                                                                                 ---------------------

                              Internet Retail (0.8%)
                    1,214     Amazon.com, Inc.                                   4.75            02/01/09                   1,168,475
                                                                                                                 ---------------------

                              Investment Banks/Brokers (0.5%)
                      741     E*Trade Financial Corp.                            6.00            02/01/07                     749,336
                                                                                                                 ---------------------

                              Media Conglomerates (1.3%)
                    1,920     Walt Disney Co. (The)                              2.125           04/15/23                   1,980,000
                                                                                                                 ---------------------

                              Semiconductors (1.0%)
                    1,550     Skyworks Solutions, Inc.                           4.75            11/15/07                   1,581,000
                                                                                                                 ---------------------

                              TOTAL CONVERTIBLE BONDS
                                (Cost $20,760,904)                                                                         21,304,756
                                                                                                                 ---------------------

                              CORPORATE BONDS (19.1%)
                              Agricultural Commodities/Milling (1.6%)
                    2,250     Corn Products International Inc.                 8.25            07/15/07                   2,415,850
                                                                                                               ---------------------

                              Apparel/Footwear (1.5%)
                    2,250     Tommy Hilfiger USA Inc.                          6.85            06/01/08                   2,272,500
                                                                                                               ---------------------

                              Broadcasting (2.0%)
                    2,800     Clear Channel Communications, Inc.               8.00            11/01/08                   3,012,666
                                                                                                               ---------------------

                              Cable/Satellite TV (0.1%)
                      125     CSC Holdings, Inc.                               7.625           07/15/18                     121,250
                                                                                                               ---------------------

                              Containers/Packaging (0.2%)
                      225     Ball Corp.                                       7.75            08/01/06                     234,000
                                                                                                               ---------------------

                              Electric Utilities (0.3%)
                      100     CMS Energy Corp.                                 7.50            01/15/09                     105,750
                       50     MidAmerican Energy Holdings                      7.63            10/15/07                      53,466
                      113     Niagara Mohawk Power (Series F)                  7.625           10/01/05                     114,458
                      175     Niagara Mohawk Power (Series G)                  7.75            10/01/08                     192,414
                                                                                                               ---------------------
                                                                                                                            466,088
                                                                                                               ---------------------
                              Engineering & Construction (0.1%)
                      225     Mastec Inc. (Series B)                           7.75            02/01/08                     222,188
                                                                                                               ---------------------

                              Finance/Rental/Leasing (0.2%)
                      290     Williams Scotsman, Inc.                          9.875           06/01/07                     291,450
                                                                                                               ---------------------

                              Home Building (2.0%)
                       75     D.R. Horton Inc.                                 8.00            02/01/09                      82,530
                    2,800     Toll Corp.                                       8.25            02/01/11                   2,982,000
                                                                                                               ---------------------
                                                                                                                          3,064,530
                                                                                                               ---------------------
                              Hospital/Nursing Management (1.1%)
                    1,702     Manor Care, Inc.                                 7.50            06/15/06                   1,746,433
                                                                                                               ---------------------

                                        5

                              Hotels/Resorts/Cruiselines (3.0%)
                      400     Starwood Hotels & Resorts Worldwide, Inc.        7.375           11/15/15                     447,000
                    3,700     Starwood Hotels & Resorts Worldwide, Inc.        7.875           05/01/12                   4,190,250
                                                                                                               ---------------------
                                                                                                                          4,637,250
                                                                                                               ---------------------
                              Managed Health Care (1.4%)
                    2,000     Magellan Health Services, Inc. ( Series A)       9.375           11/15/08                   2,140,000
                                                                                                               ---------------------

                              Miscellaneous Manufacturing (0.1%)
                      200     Ametek Inc.                                      7.20            07/15/08                     214,540
                                                                                                               ---------------------

                              Other Consumer Specialties (0.1%)
                       79     Boyds Collection Ltd. (Series B)                 9.00            05/15/08                      75,445
                                                                                                               ---------------------

                              Other Metals/Minerals (1.2%)
                    1,800     USEC Inc.                                        6.625           01/20/06                   1,791,000
                                                                                                               ---------------------

                              Publishing: Books/Magazines (0.0%)
                       32     Primedia, Inc.                                   7.625           04/01/08                      32,440
                                                                                                               ---------------------

                              Publishing: Newspapers (1.3%)
                    2,000     Media General Inc.                               6.95            09/01/06                   2,056,952
                                                                                                               ---------------------

                              Pulp & Paper (0.1%)
                      125     Fibermark, Inc.                                  9.375           10/15/06                      81,875
                                                                                                               ---------------------

                              Specialty Stores (1.2%)
                      300     Home Interiors & Gifts Inc.                     10.125           06/01/08                     195,000
                    1,637     National Vision Inc.                            12.00            03/30/09                   1,629,020
                                                                                                               ---------------------
                                                                                                                          1,824,020
                                                                                                               ---------------------
                              Trucks/Construction/Farm Machinery (1.6%)
                    2,300     Navistar International (Series B)                9.375           06/01/06                   2,392,000
                                                                                                               ---------------------

                              TOTAL CORPORATE BONDS
                                (Cost $29,013,423)                                                                       29,092,477



                                                                                                               ---------------------

        NUMBER OF
         SHARES
--------------------------

                              CONVERTIBLE PREFERRED STOCKS (7.3%)
                              Electric Utilities (2.0%)
                   47,000     FPL Group, Inc. $4.00                                                                       3,036,670
                                                                                                               ---------------------

                              Investment Banks/Brokers (1.0%)
                   62,000     Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                          1,571,700
                                                                                                               ---------------------

                              Life/Health Insurance (1.2%)
                   72,000     MetLife, Inc. (Series B) $1.5938                                                            1,887,840
                                                                                                               ---------------------

                              Pharmaceuticals: Major (0.9%)
                   25,500     Schering-Plough Corp. $3.00                                                                 1,299,990
                                                                                                               ---------------------

                              Property - Casualty Insurers (1.0%)
                   70,000     Travelers Property Casualty Corp. $1.125                                                    1,566,600
                                                                                                               ---------------------

                              Telecommunication Equipment (1.2%)
                    1,800     Lucent Technologies Capital Trust $77.50                                                    1,763,325
                                                                                                               ---------------------

                              TOTAL CONVERTIBLE PREFERRED STOCKS
                                (Cost $10,615,974)                                                                       11,126,125
                                                                                                               ---------------------


                                        6



        PRINCIPAL
        AMOUNT IN
        THOUSANDS
--------------------------

                              SHORT-TERM INVESTMENT (3.2%)
                              REPURCHASE AGREEMENT
         $4,852               Joint repurchase agreement account 3.35% due 07/01/2005 (dated 06/30/2005;
                              proceeds $4,852,452) (b)
                              (Cost $4,852,000)                                                                           4,852,000
                                                                                                               ---------------------

                              TOTAL INVESTMENTS
                                (Cost $138,839,601)  (c)                                         99.7%                  152,058,235
                              OTHER ASSETS IN EXCESS OF LIABILITIES                               0.3                       451,589
                                                                                             --------------    ---------------------
                              NET ASSETS                                                        100.0%                 $152,509,824
                                                                                             ==============    =====================

------------------------------------------------------------------------------------------------------------------------------------


     ADR  American Depositary Receipt.

     ARS  American Registered Shares.

     *    Non-income producing security.

     **   Resale is restricted to qualified institutional investors.

     +    Resale is restricted; acquired 12/31/95 at a cost basis of $21,129.

     ++   Variable rate security. Rate shown is the rate in effect at June 30,
          2005.

     (a)  Securities with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
          Directors.

     (b)  Collateralized by federal agency and U.S. Treasury obligations.

     (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,319,957 and the aggregate gross unrealized depreciation is $6,101,323, resulting in net unrealized appreciation of $13,218,634.

                                        7

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        8

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
----------------------------
Francis Smith
Principal Financial Officer
August 23, 2005

                                        9

                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer

                                       10

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                           /s/ Francis Smith
                                           ---------------------------
                                           Francis Smith
                                           Principal Financial Officer

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